Deposit Liabilities	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposit Liabilities
15.    Deposit Liabilities
Deposit liabilities consisted of the following.

December 31, ($ in millions)	2011	2010
Domestic deposits
Noninterest-bearing deposits	$2,029	$2,108
Interest-bearing deposits
Savings and money market checking accounts	9,035	8,081
Certificates of deposit	28,540	23,728
Dealer deposits	1,769	1,459
Total domestic deposit liabilities	41,373	35,376
Foreign deposits
Noninterest-bearing deposits	—	23
Interest-bearing deposits
Savings and money market checking accounts	1,408	961
Certificates of deposit	1,958	2,390
Dealer deposits	311	298
Total foreign deposit liabilities	3,677	3,672
Total deposit liabilities	$45,050	$39,048
Noninterest-bearing deposits primarily represent third-party escrows associated with our mortgage loan-servicing portfolio. The escrow deposits are not subject to an executed agreement and can be withdrawn without penalty at any time. At December 31, 2011 and 2010, certificates of deposit included $10.0 billion and $7.0 billion, respectively, of domestic certificates of deposit in denominations of $100 thousand or more.
The following table presents the scheduled maturity of total certificates of deposit.

Year ended December 31, ($ in millions)
2012	$15,571
2013	6,702
2014	2,113
2015	3,737
2016	2,375
Total certificates of deposit	$30,498